Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Valuation allowance	$ 1,164	$ 427